Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2024	€ (105,706)	€ 8,149	€ 2,444,175	€ (113)	€ 1,783	€ (2,559,700)
Net profit/(loss) for the period	(94,626)					(94,626)
Other comprehensive income/(loss), net of tax	(75)				(75)
Total comprehensive income/(loss)	(94,701)				(75)	(94,626)
Share-based payment	25,558					25,558
Acquisition of treasury shares	(17,396)			(16)		(17,380)
Transfer under stock incentive programs				49		(49)
Net settlement under stock incentive programs	(11,396)					(11,396)
Capital increase	13,834	38	13,796
Equity at Mar. 31, 2025	(189,807)	8,187	2,457,971	(80)	1,708	(2,657,593)
Equity at Dec. 31, 2025	(162,821)	8,322	2,531,080	(80)	(1,755)	(2,700,388)
Net profit/(loss) for the period	629,339					629,339
Other comprehensive income/(loss), net of tax	3,058				3,058
Total comprehensive income/(loss)	632,397				3,058	629,339
Share-based payment	30,356					30,356
Income tax on equity transactions	21,054					21,054
Acquisition of treasury shares	(51,857)			(34)		(51,823)
Transfer under stock incentive programs	0			79		79
Net settlement under stock incentive programs	(12,781)					(12,781)
Capital increase	31,625	58	31,567
Equity at Mar. 31, 2026	€ 487,973	€ 8,380	€ 2,562,647	€ (35)	€ 1,303	€ (2,084,322)